Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Separate Component of Shareholders’ Equity on the Consolidated Financial Statement	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing the index rates stipulated by the Bank of China:
HKD against RMB	December 31, 2021	December 31, 2022	December 31, 2023
Year-end spot rate	HKD1=RMB0.8168	HKD1=RMB0.8899	HKD1=RMB0.9056
Average rate	HKD1=RMB0.8327	HKD1=RMB0.8578	HKD1=RMB0.8999

Schedule of Estimated Residual Value of the Assets	Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:
Category	Estimated useful lives
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 years
Other equipment	5 years

Schedule of Intangible Asset, Estimated Useful Lives	Intangible assets are amortized using the straight-line basis over the estimated useful live of the asset as follows:
Category	Estimated useful lives
Software	5 - 10 years

Schedule of the Disaggregation of the Group’s Revenue	The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2021, 2022 and 2023, respectively:
	FY 2021		FY 2022		FY 2023
Revenue Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	488,036,905	89.5%	577,567,025	88.6%	342,582,431	48,368,903	68.8%
- Integrated cross-border logistics	390,229,299	71.5%	444,335,722	68.2%	219,651,690	31,012,423	44.1%
- Fragmented logistics	97,807,606	18.0%	133,231,303	20.4%	94,720,210	13,373,461	19.0%
- Chartered airline freight services	-	-	-	-	28,210,531	3,983,019	5.7%
Type B: Supply chain management	53,531,895	9.8%	69,022,899	10.6%	152,630,138	21,549,711	30.7%
- International trading in relation to supply chain management	52,974,861	9.7%	68,878,594	10.6%	152,544,744	21,537,654	30.7%
- Agent services	557,034	0.1%	144,305	0.0%	85,394	12,057	0.0%
Type C: Other services	4,024,697	0.7%	5,401,669	0.8%	2,655,631	374,946	0.5%
- Customs brokerage	2,750,027	0.5%	4,098,297	0.6%	2,544,116	359,201	0.5%
- Software development	1,274,670	0.2%	1,303,372	0.2%	111,515	15,745	0.0%
Total	545,593,497	100.00%	651,991,593	100.00%	497,868,200	70,293,560	100.0%

Schedule of Revenue Recognition	The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2021, 2022 and 2023, respectively.
	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2023
	RMB	RMB	RMB	US$
Point in time	53,531,895	71,448,443	158,069,415	22,317,678
Over time	492,061,602	580,543,150	339,798,785	47,975,882
Total revenue	545,593,497	651,991,593	497,868,200	70,293,560

Schedule of Contract Liabilities at the Beginning of the Reporting Period	The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	1,908,488	7,851,588	1,989,310	280,869

Schedule of Balance of Non-Controlling Interest	As of December 31, 2022 and 2023, the balance of non-controlling interest is as following.
Entity	As of December 31, 2022	As of December 31, 2023
	RMB	RMB	US$
TYPHK	(72,220)	(164,701)	(23,254)
JYD SHWL	(890,560)	(1,434,739)	(202,569)
JYD YCKJ	(1,465,290)	(9,304,266)	(1,313,661)
JYD RHTD	-	3,277,031	455,622
Total	(2,428,070)	(7,676,674)	(1,083,863)